Valuation And Qualifying Accounts	12 Months Ended
Dec. 31, 2017
Valuation and Qualifying Accounts [Abstract]
Valuation And Qualifying Accounts	Schedule II – Valuation and Qualifying Accounts

(In thousands of U.S. dollars)

	Column A	Column B	Column C	Column D	Column E
Description	Balance at Beginning of Period	Additions (Charged to Costs and Expenses)	Deductions (Write-Offs and Actual Losses Incurred)	Additions Resulting from Acquisitions	Balance at End of Period
Year ended December 31, 2017:
Provisions for Losses on Long-Term Contracts (*)	83,348	14,149	50,719	—	46,778
Provisions for Claims and Potential Contractual Penalties and Others	4,484	1,186	264	—	5,406
Allowance for Doubtful Accounts	7,416	2,541	372	—	9,585
Valuation Allowance on Deferred Taxes	6,605	798	77	—	7,326

Year ended December 31, 2016:
Provisions for Losses on Long-Term Contracts (*)	130,274	20,775	67,701	—	83,348
Provisions for Claims and Potential Contractual Penalties and Others	7,501	158	3,175	—	4,484
Allowance for Doubtful Accounts	6,738	1,554	876	—	7,416
Valuation Allowance on Deferred Taxes	6,540	2,641	2,576	—	6,605

Year ended December 31, 2015:
Provisions for Losses on Long-Term Contracts (*)	135,548	20,588	31,961	6,099	130,274
Provisions for Claims and Potential Contractual Penalties and Others	7,557	1,860	1,916	—	7,501
Allowance for Doubtful Accounts	7,445	1,330	2,037	—	6,738
Valuation Allowance on Deferred Taxes	5,424	3,770	2,654	—	6,540

(*)
An amount of $22,690, $43,513 and $80,464 as of December 31, 2017, 2016 and 2015, respectively, is presented as a deduction from inventories, and an amount of $24,088, $39,835 and $49,810 as of December 31, 2017, 2016 and 2015, respectively, is presented as part of other payables and accrued expenses.